Subsequent Event (Details) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended			12 Months Ended
	Feb. 04, 2022 USD ($) day $ / shares shares	Oct. 31, 2021 shares	Jan. 31, 2022 USD ($) Day $ / shares shares	May 16, 2022 USD ($)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 shares	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 01, 2023 shares	May 03, 2022 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($)
Subsequent Event [Line Items]
FPAs, number of shares (in shares)			4,000,000
Restricted cash | $					$ 37,224		$ 130			$ 116
Common stock reserved for issuance (in shares)							46,316,000
Granted (in shares)		150,000			0	0	7,818
Options modified (in shares)	2,917,000
Options outstanding (in shares)					3,681,000		3,851,000			5,765
Aggregate principal amount | $											$ 1,024
Performance Shares [Member]
Subsequent Event [Line Items]
Options outstanding (in shares)	1,458,000				817,000		1,458,298
Vesting percentage							33.33%
Share-Based Payment Arrangement, Option, Market-Based [Member]
Subsequent Event [Line Items]
Options outstanding (in shares)	1,458,000				289,000		1,458,000
Market capitalization target, or or before fourth anniversary of closing of Business Combination | $	$ 1,000,000
Market capitalization target, threshold days | day	20
Market capitalization target, threshold consecutive days	30 days
Share-based Payment Arrangement, Tranche One [Member] | Performance Shares [Member]
Subsequent Event [Line Items]
Revenue target one | $	$ 65,000						$ 75,000
Vesting percentage	50.00%
Revenue target percentage	90.00%
Share-based Payment Arrangement, Tranche One [Member] | Share-Based Payment Arrangement, Option, Market-Based [Member]
Subsequent Event [Line Items]
Vesting percentage	50.00%
Share-based Payment Arrangement, Tranche Two [Member] | Performance Shares [Member]
Subsequent Event [Line Items]
Revenue target two | $	$ 101,000						150,000
Vesting percentage	50.00%
Revenue target percentage	90.00%
Share-based Payment Arrangement, Tranche Two [Member] | Share-Based Payment Arrangement, Option, Market-Based [Member]
Subsequent Event [Line Items]
Vesting percentage	50.00%
Share-based Payment Arrangement, Tranche Three [Member] | Performance Shares [Member]
Subsequent Event [Line Items]
Revenue target three | $							$ 300,000
Earnout Plan [Member]
Subsequent Event [Line Items]
Common stock reserved for issuance (in shares)	571,000
The 2021 Plan [Member]
Subsequent Event [Line Items]
Common stock reserved for issuance (in shares)	4,502,000
The 2021 Plan [Member] | Forecast [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance, Annual Increase Percentage								10.00%
Common Stock, Capital Shares Reserved for Future Issuance, Annual Increase								4,502,000
Escrow deposit
Subsequent Event [Line Items]
Release of restricted cash from escrow | $					$ 1,966
Restricted cash | $	$ 39,032				$ 37,066
Derivative instrument, period, two
Subsequent Event [Line Items]
FPAs, exercise price (in usd per share) | $ / shares							$ 10.01
FPAs, number of shares (in shares)							1,400,000
Derivative instrument, period, one
Subsequent Event [Line Items]
FPAs, exercise price (in usd per share) | $ / shares			$ 10.16
FPAs, number of shares (in shares)			2,600,000
Subsequent Event
Subsequent Event [Line Items]
Options modified (in shares)	2,916,596
Subsequent Event | Convertible Debt [Member]
Subsequent Event [Line Items]
Aggregate principal amount | $			$ 30,000
Interest rate			8.00%
Conversion share price (in usd per share) | $ / shares			$ 12.5
Stock price trigger (in usd per share) | $ / shares			$ 18
Threshold trading days | Day			20
Threshold consecutive trading days | Day			30
Redemption, period before maturity date			40 days
Redemption price percentage			100.00%
Redemption price percentage, fundamental change			100.00%
Subsequent Event | Performance Shares [Member]
Subsequent Event [Line Items]
Options outstanding (in shares)	1,458,298
Subsequent Event | Share-Based Payment Arrangement, Option, Market-Based [Member]
Subsequent Event [Line Items]
Options outstanding (in shares)	1,458,298						1,458,298
Market capitalization target, or or before fourth anniversary of closing of Business Combination | $	$ 1,000,000
Market capitalization target, threshold days | day	20
Market capitalization target, threshold consecutive days	30 days
Subsequent Event | Share-based Payment Arrangement, Tranche One [Member]
Subsequent Event [Line Items]
Vesting percentage	50.00%
Subsequent Event | Share-based Payment Arrangement, Tranche One [Member] | Performance Shares [Member]
Subsequent Event [Line Items]
Revenue target one | $	$ 65,000						$ 75,000
Revenue target percentage	90.00%
Subsequent Event | Share-based Payment Arrangement, Tranche Two [Member]
Subsequent Event [Line Items]
Vesting percentage	50.00%
Subsequent Event | Share-based Payment Arrangement, Tranche Two [Member] | Performance Shares [Member]
Subsequent Event [Line Items]
Revenue target two | $	$ 101,000						150,000
Vesting percentage	50.00%
Revenue target percentage	90.00%
Subsequent Event | Share-based Payment Arrangement, Tranche Three [Member] | Performance Shares [Member]
Subsequent Event [Line Items]
Revenue target three | $							$ 300,000
Subsequent Event | Employee Stock [Member] | Forecast [Member]
Subsequent Event [Line Items]
Common stock reserved for issuance (in shares)	1,125,624
Common Stock, Capital Shares Reserved for Future Issuance, Annual Increase Percentage								2.50%
Common Stock, Capital Shares Reserved for Future Issuance, Annual Increase								1,125,624
Subsequent Event | Earnout Plan [Member]
Subsequent Event [Line Items]
Common stock reserved for issuance (in shares)	570,927
Granted (in shares)	5,429,073
Subsequent Event | The 2021 Plan [Member]
Subsequent Event [Line Items]
Common stock reserved for issuance (in shares)	4,502,495
Subsequent Event | The 2021 Plan [Member] | Forecast [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance, Annual Increase Percentage								10.00%
Common Stock, Capital Shares Reserved for Future Issuance, Annual Increase								4,502,495
Subsequent Event | Merida [Member]
Subsequent Event [Line Items]
Increase in cash and cash equivalents | $	$ 18,000
Escrow deposit | $	$ 39,000
Business acquisition number of shares isued and not seeking for redemption	4,000,000
Business acquisition number of equity shares issued	4,000,000
Subsequent Event | Merida [Member] | Maximum [Member]
Subsequent Event [Line Items]
Business acquisition share price | $ / shares	$ 10.16
Annual incremental costs in publuic offering | $	$ 9,500
Subsequent Event | Merida [Member] | Minimum [Member]
Subsequent Event [Line Items]
Business acquisition share price | $ / shares	$ 10.01
Annual incremental costs in publuic offering | $	$ 8,500
Subsequent Event | Escrow deposit
Subsequent Event [Line Items]
Release of restricted cash from escrow | $				$ 7,276
Restricted cash | $									$ 464
Subsequent Event | Derivative instrument, period, two
Subsequent Event [Line Items]
FPAs, exercise price (in usd per share) | $ / shares									$ 10.16
FPAs, number of shares (in shares)									686,000
Subsequent Event | Derivative instrument, period, one
Subsequent Event [Line Items]
FPAs, exercise price (in usd per share) | $ / shares									$ 10.31
FPAs, number of shares (in shares)									2,404,000